Azzad Funds

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

October 25, 2017

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Azzad Ethical Fund

File Nos.

333-20177

811-08021

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in Post-Effective Amendment No. 34, the most recent Post-Effective Amendment of the Azzad Ethical Fund. Post-Effective Amendment No. 34 was filed electronically with the Commission on March 27, 2017 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Sincerely,

By: /s/ Bashar Qasem

Bashar Qasem

President